Financial Assets and Liabilities	12 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Financial Assets and Liabilities	Financial Assets and Liabilities
Categories of financial assets and financial liabilities
Financial assets
The Group has the following financial assets, all of which are classified and measured at amortised cost:

	Note	2023 £’000	2022 £’000
Financial assets at amortised cost
Trade receivables	19	£143,336	£131,650
Accrued income	19	12,775	13,458
Other financial assets		£243	£668
Cash and cash equivalents		£164,703	£162,806
Total financial assets		£321,057	£308,582
Prior year comparative figures have been adjusted to include only balances that meet the definition of financial assets.
The accounting policies provide a description of the initial recognition and measurement, and also the subsequent measurement of financial assets.
Financial liabilities
The Group has the following financial liabilities:

	Note	2023 £’000	2022 £’000
Lease liabilities
Current lease liabilities	23	£14,573	£11,898
Non-current lease liabilities	23	54,441	43,999
		69,014	55,897
Other financial liabilities at amortised cost
Trade payables	20	5,480	8,214
Accruals	20	55,195	63,862
Deferred consideration	15	6,104	11,666
		66,779	83,742
Financial liabilities at fair value through profit or loss
Contingent consideration	15	11,459	8,514

Total financial liabilities		£147,252	£148,153
Prior year comparative figures have been adjusted to include only balances that meet the definition of financial liabilities.
The accounting policies provide a description of the initial recognition and measurement, and also the subsequent measurement of financial liabilities.
Where financial assets and financial liabilities are measured at fair value, their measurement should be classified into the following hierarchy:
•Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Contingent consideration has been classified within level 3. The following table includes the roll forward schedule of contingent consideration during the year ended 30 June 2023:

Contingent consideration	Beginning of the year £’000	Additions £’000	Payments £'000	Remeasurement and discount unwind £'000	Foreign exchange impact £'000	End of the year £'000
2023	8,514	14,771	(111)	(10,418)	(1,297)	11,459
The methodology for determining the fair value of contingent consideration is detailed in Note 15.